COMMON SHARE CAPITAL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
COMMON SHARE CAPITAL
Balance at the beginning of the period (shares)	1,245,049,712
Balance at the end of the period (shares)	1,247,003,940	1,245,049,712
Balance at the beginning of the period	$ 4,184.3
Balance at the end of the period	4,619.2	$ 4,184.3
Total common share capital	$ 14,902.5	$ 14,894.2
Common share capital
COMMON SHARE CAPITAL
Balance at the beginning of the period (shares)	1,245,050,000	1,146,540,000
Equity issuance (shares)		95,910,000
Under share option and restricted share plans(shares)	1,954,000	2,600,000
Balance at the end of the period (shares)	1,247,004,000	1,245,050,000
Balance at the beginning of the period	$ 14,894.2	$ 14,603.5
Equity issuance		275.7
Under share option and restricted share plans	8.3	15.0
Balance at the end of the period	14,902.5	14,894.2
Total common share capital	$ 14,902.5	$ 14,894.2